SHAREHOLDERS' EQUITY: (Tables)	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY:
Summary of number of authorized and issued and outstanding shares

The following table presents the number of authorized and issued and outstanding shares as of each reporting date for each class of shares:

	December 31, 2021		December 31, 2020
		Issued and		Issued and
	Authorized	Outstanding	Authorized	Outstanding
Class A Ordinary shares	10,000,000,000	652,938,412	10,000,000,000	320,133,022
Class B Ordinary shares	1,500,000,000	365,530,392	1,500,000,000	320,133,022
Total	11,500,000,000	1,018,468,804	11,500,000,000	640,266,044